Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
January 31, 2025
NUD-NPRT1-0425
1.9908946.101
Common Stocks - 95.7%
	Shares	Value ($)
AUSTRALIA - 1.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
REA Group Ltd	76	11,657
SEEK Ltd	456	6,411
		18,068
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	133	6,184
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd	3,301	50,310
Financials - 0.8%
Banks - 0.0%
Commonwealth Bank of Australia	60	5,921
Capital Markets - 0.5%
ASX Ltd	309	12,116
Macquarie Group Ltd	415	61,392
		73,508
Insurance - 0.3%
QBE Insurance Group Ltd	1,405	18,135
Suncorp Group Ltd	2,707	34,707
		52,842
TOTAL FINANCIALS		132,271

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	88	17,320
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,003	24,478
Transportation Infrastructure - 0.3%
Transurban Group unit	5,690	46,869
TOTAL INDUSTRIALS		71,347

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	150	11,355
Materials - 0.1%
Metals & Mining - 0.1%
Imdex Ltd	5,206	8,446
Mineral Resources Ltd	176	3,755
		12,201
TOTAL AUSTRALIA		319,056
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	20	827
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	172	10,606
Materials - 0.1%
Paper & Forest Products - 0.1%
Mondi PLC	1,603	25,093
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	72	5,535
TOTAL AUSTRIA		42,061
BELGIUM - 1.3%
Financials - 0.8%
Banks - 0.8%
KBC Ancora	426	23,025
KBC Group NV	1,532	118,148
		141,173
Health Care - 0.3%
Health Care Providers & Services - 0.0%
Fagron	476	9,441
Pharmaceuticals - 0.3%
UCB SA	233	45,491
TOTAL HEALTH CARE		54,932

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	1,419	29,235
TOTAL BELGIUM		225,340
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	1,025	63,954
CANADA - 11.9%
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Dollarama Inc	608	57,535
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	370	22,750
Specialty Retail - 0.1%
Pet Valu Holdings Ltd	639	11,211
TOTAL CONSUMER DISCRETIONARY		91,496

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	2,073	109,473
Metro Inc/CN	545	34,053
North West Co Inc/The	462	14,763
		158,289
Energy - 1.4%
Energy Equipment & Services - 0.1%
Pason Systems Inc	1,984	18,020
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	871	43,072
Canadian Natural Resources Ltd	1,485	45,111
Enbridge Inc	1,190	51,462
PrairieSky Royalty Ltd	1,766	32,881
Suncor Energy Inc	1,200	45,024
		217,550
TOTAL ENERGY		235,570

Financials - 4.8%
Banks - 2.4%
Bank of Montreal	1,334	132,065
Canadian Imperial Bank of Commerce	971	61,166
Royal Bank of Canada	1,007	122,765
Toronto Dominion Bank	1,817	103,655
		419,651
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A	529	31,659
Brookfield Corp Class A	1,667	101,923
TMX Group Ltd	2,194	67,903
		201,485
Insurance - 1.2%
Definity Financial Corp	825	32,441
Intact Financial Corp	224	39,788
Sun Life Financial Inc	2,320	133,787
		206,016
TOTAL FINANCIALS		827,152

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Andlauer Healthcare Group Inc Subordinate Voting Shares	527	16,557
Industrials - 2.1%
Aerospace & Defense - 0.3%
CAE Inc (a)	2,007	47,325
Ground Transportation - 1.5%
Canadian National Railway Co	714	74,586
Canadian Pacific Kansas City Ltd	2,286	181,672
		256,258
Professional Services - 0.2%
Thomson Reuters Corp	256	43,020
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	766	21,652
TOTAL INDUSTRIALS		368,255

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (a)	81	10,000
IT Services - 0.6%
Shopify Inc Class A (a)	930	108,534
Software - 0.5%
Computer Modelling Group Ltd	781	5,551
Constellation Software Inc/Canada	26	85,030
		90,581
TOTAL INFORMATION TECHNOLOGY		209,115

Materials - 0.9%
Chemicals - 0.4%
Nutrien Ltd	1,219	62,915
Containers & Packaging - 0.0%
CCL Industries Inc Class B	288	14,305
Metals & Mining - 0.5%
Franco-Nevada Corp	515	70,011
Osisko Gold Royalties Ltd	332	6,140
Triple Flag Precious Metals Corp	391	6,252
		82,403
TOTAL MATERIALS		159,623

TOTAL CANADA		2,066,057
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	483	3,815
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Prosus NV Class N	403	15,394
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR (a)	210	14,735
TOTAL CHINA		30,129
DENMARK - 1.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	94	18,040
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	134	14,035
Health Care - 1.4%
Biotechnology - 0.0%
Genmab A/S (a)	29	5,700
Pharmaceuticals - 1.4%
Novo Nordisk A/S Series B	2,850	240,611
TOTAL HEALTH CARE		246,311

Industrials - 0.1%
Electrical Equipment - 0.0%
Vestas Wind Systems A/S (a)	311	4,277
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	8	11,589
TOTAL INDUSTRIALS		15,866

Materials - 0.2%
Chemicals - 0.2%
Novonesis (Novozymes) B Series B	470	26,998
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	111	4,280
TOTAL DENMARK		325,530
FINLAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	275	11,851
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	543	10,421
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,085	13,748
Financials - 0.3%
Insurance - 0.3%
Sampo Oyj A Shares	1,090	44,982
Industrials - 0.2%
Machinery - 0.2%
Metso Oyj	1,665	16,582
Wartsila OYJ Abp	866	16,400
		32,982
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	3,806	17,947
Materials - 0.2%
Containers & Packaging - 0.0%
Huhtamaki Oyj	144	5,330
Paper & Forest Products - 0.2%
Stora Enso Oyj R Shares	1,080	11,961
UPM-Kymmene Oyj	575	16,957
		28,918
TOTAL MATERIALS		34,248

TOTAL FINLAND		166,179
FRANCE - 8.1%
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
Kering SA	14	3,665
LVMH Moet Hennessy Louis Vuitton SE	290	212,107
		215,772
Consumer Staples - 0.6%
Food Products - 0.5%
Danone SA	1,241	86,926
Personal Care Products - 0.1%
L'Oreal SA	31	11,502
TOTAL CONSUMER STAPLES		98,428

Energy - 1.0%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	308	5,876
Oil, Gas & Consumable Fuels - 1.0%
TotalEnergies SE	2,761	159,951
TOTAL ENERGY		165,827

Financials - 1.3%
Banks - 0.4%
BNP Paribas SA	673	45,972
Credit Agricole SA	602	9,063
Societe Generale SA Series A	257	8,319
		63,354
Financial Services - 0.2%
Edenred SE	287	9,897
Eurazeo SE	263	21,731
		31,628
Insurance - 0.7%
AXA SA	3,378	128,152
TOTAL FINANCIALS		223,134

Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
EssilorLuxottica SA	491	135,338
Industrials - 1.6%
Aerospace & Defense - 1.0%
Airbus SE	624	107,934
Thales SA	406	65,747
		173,681
Electrical Equipment - 0.2%
Legrand SA	416	42,412
Ground Transportation - 0.1%
Stef SA	73	10,133
Trading Companies & Distributors - 0.2%
Rexel SA	1,141	30,278
Thermador Groupe	116	8,508
		38,786
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	105	11,982
TOTAL INDUSTRIALS		276,994

Information Technology - 1.2%
IT Services - 0.5%
Alten SA	254	23,517
Capgemini SE	322	58,513
		82,030
Software - 0.7%
Dassault Systemes SE	2,468	96,355
Lectra	846	23,565
		119,920
TOTAL INFORMATION TECHNOLOGY		201,950

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	454	79,306
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	228	12,134
Industrial REITs - 0.0%
ARGAN SA	33	2,177
TOTAL REAL ESTATE		14,311

TOTAL FRANCE		1,411,060
GERMANY - 7.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Scout24 SE (b)(c)	139	13,518
Consumer Discretionary - 0.1%
Specialty Retail - 0.0%
Auto1 Group SE (a)(b)(c)	373	7,274
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	39	10,313
Puma SE	262	8,222
		18,535
TOTAL CONSUMER DISCRETIONARY		25,809

Consumer Staples - 0.4%
Household Products - 0.4%
Henkel AG & Co KGaA	921	71,145
Financials - 2.2%
Capital Markets - 1.0%
Deutsche Boerse AG	689	170,209
Insurance - 1.2%
Allianz SE	251	81,843
Hannover Rueck SE	95	25,062
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	191	103,528
		210,433
TOTAL FINANCIALS		380,642

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (b)(c)	195	11,067
Health Care Technology - 0.1%
Nexus AG	154	11,103
Pharmaceuticals - 0.3%
Merck KGaA	385	58,117
TOTAL HEALTH CARE		80,287

Industrials - 1.3%
Aerospace & Defense - 0.9%
Rheinmetall AG	192	150,461
Industrial Conglomerates - 0.0%
Siemens AG	79	16,936
Machinery - 0.4%
Daimler Truck Holding AG	570	25,220
Gea Group Ag	486	25,738
Knorr-Bremse AG	171	13,571
		64,529
TOTAL INDUSTRIALS		231,926

Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	911	29,952
Software - 2.8%
SAP SE	1,761	485,287
TOTAL INFORMATION TECHNOLOGY		515,239

Materials - 0.3%
Chemicals - 0.2%
BASF SE	129	6,215
Covestro AG	353	21,716
Symrise AG	34	3,481
		31,412
Construction Materials - 0.1%
Heidelberg Materials AG	148	20,950
TOTAL MATERIALS		52,362

TOTAL GERMANY		1,370,928
HONG KONG - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	7,000	8,606
Financials - 0.2%
Banks - 0.0%
Hang Seng Bank Ltd	500	6,253
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	303	11,859
Insurance - 0.1%
AIA Group Ltd	1,400	9,842
Prudential PLC	1,268	10,553
		20,395
TOTAL FINANCIALS		38,507

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Swire Pacific Ltd A Shares	1,500	12,975
TOTAL HONG KONG		60,088
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (b)	202	11,857
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Central Asia Tbk PT	14,789	8,543
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,126	7,364
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	215	22,115
Industrials - 0.4%
Building Products - 0.3%
Kingspan Group PLC	683	47,685
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	184	17,590
TOTAL INDUSTRIALS		65,275

TOTAL IRELAND		94,754
ISRAEL - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC	456	5,238
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	79	23,844
Information Technology - 0.3%
Communications Equipment - 0.1%
Ituran Location and Control Ltd	366	12,221
Software - 0.2%
Check Point Software Technologies Ltd (a)	50	10,901
Nice Ltd (a)	78	13,052
		23,953
TOTAL INFORMATION TECHNOLOGY		36,174

TOTAL ISRAEL		65,256
ITALY - 3.1%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Moncler SpA	275	17,482
Prada Spa	3,671	29,517
		46,999
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	2,980	41,954
Financials - 1.9%
Banks - 1.5%
BPER Banca SPA	1,171	8,010
FinecoBank Banca Fineco SpA	1,806	34,454
Intesa Sanpaolo SpA	1,614	6,986
Mediobanca Banca di Credito Finanziario SpA	4,092	67,199
UniCredit SpA	3,275	150,399
		267,048
Insurance - 0.4%
Generali	2,154	68,445
TOTAL FINANCIALS		335,493

Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	443	26,999
Industrials - 0.5%
Electrical Equipment - 0.2%
Prysmian SpA	512	35,768
Machinery - 0.3%
Industrie De Nora SpA	119	886
Interpump Group SpA	997	47,288
		48,174
TOTAL INDUSTRIALS		83,942

TOTAL ITALY		535,387
JAPAN - 15.6%
Communication Services - 0.9%
Entertainment - 0.5%
Capcom Co Ltd	796	18,174
Konami Group Corp	100	9,205
Nintendo Co Ltd	800	52,485
		79,864
Interactive Media & Services - 0.0%
LY Corp	3,200	9,347
Wireless Telecommunication Services - 0.4%
KDDI Corp	1,146	38,180
SoftBank Corp	7,740	9,955
SoftBank Group Corp	399	24,392
		72,527
TOTAL COMMUNICATION SERVICES		161,738

Consumer Discretionary - 1.4%
Automobile Components - 0.2%
Denso Corp	1,900	26,293
Automobiles - 0.3%
Isuzu Motors Ltd	1,200	16,133
Yamaha Motor Co Ltd	4,124	34,500
		50,633
Broadline Retail - 0.0%
Rakuten Group Inc (a)	1,000	6,279
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	1,618	7,667
Oriental Land Co Ltd/Japan	278	6,248
		13,915
Household Durables - 0.6%
Sekisui House Ltd	1,000	22,983
Sony Group Corp	3,205	70,733
Sumitomo Forestry Co Ltd	500	17,093
		110,809
Specialty Retail - 0.1%
USS Co Ltd	1,728	15,494
ZOZO Inc	300	9,840
		25,334
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	400	8,916
TOTAL CONSUMER DISCRETIONARY		242,179

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
YAKUODO Holdings Co Ltd	200	2,476
Food Products - 0.4%
Ajinomoto Co Inc	1,761	70,594
TOTAL CONSUMER STAPLES		73,070

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	2,899	14,574
San-Ai Obbli Co Ltd	700	8,111
		22,685
Financials - 2.7%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc	8,000	101,171
Mizuho Financial Group Inc	500	13,768
Sumitomo Mitsui Financial Group Inc	4,400	108,430
		223,369
Capital Markets - 0.2%
Daiwa Securities Group Inc	3,597	26,039
Japan Exchange Group Inc	700	7,395
Nomura Holdings Inc	1,497	9,733
		43,167
Financial Services - 0.3%
ORIX Corp	2,092	44,189
Insurance - 0.9%
Sompo Holdings Inc	995	27,747
Tokio Marine Holdings Inc	3,913	129,064
		156,811
TOTAL FINANCIALS		467,536

Health Care - 1.1%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	1,063	142,746
Sysmex Corp	603	11,527
		154,273
Health Care Technology - 0.0%
Software Service Inc	100	7,624
Pharmaceuticals - 0.2%
Chugai Pharmaceutical Co Ltd	200	8,623
Daiichi Sankyo Co Ltd	606	16,896
Eisai Co Ltd	101	2,991
		28,510
TOTAL HEALTH CARE		190,407

Industrials - 4.6%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	1,191	11,224
Commercial Services & Supplies - 0.1%
CTS Co Ltd	600	3,237
Pronexus Inc	1,300	11,166
		14,403
Construction & Engineering - 0.0%
Obayashi Corp	400	5,372
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	100	4,764
Mitsubishi Electric Corp	600	9,835
		14,599
Ground Transportation - 0.3%
Hankyu Hanshin Holdings Inc	1,247	31,729
Tokyu Corp	1,300	14,836
		46,565
Industrial Conglomerates - 1.3%
Hitachi Ltd	8,850	222,494
Machinery - 1.2%
Ebara Corp	900	14,825
FANUC Corp	832	24,787
Komatsu Ltd	1,000	30,163
Mitsubishi Heavy Industries Ltd	9,140	133,767
		203,542
Professional Services - 0.9%
BayCurrent Inc	196	8,358
Recruit Holdings Co Ltd	2,206	153,962
		162,320
Trading Companies & Distributors - 0.6%
ITOCHU Corp	1,781	82,005
Marubeni Corp	1,739	25,854
		107,859
TOTAL INDUSTRIALS		788,378

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 1.2%
Azbil Corp	7,900	59,508
Ibiden Co Ltd	557	16,333
Keyence Corp	200	86,142
Omron Corp	300	9,897
Yokogawa Electric Corp	976	21,424
		193,304
IT Services - 0.6%
Fujitsu Ltd	2,990	57,826
NEC Corp	97	9,620
Nomura Research Institute Ltd	439	14,833
Softcreate Holdings Corp	200	2,965
TIS Inc	1,021	22,576
		107,820
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	100	5,529
Disco Corp	100	28,942
Renesas Electronics Corp	3,035	40,652
Tokyo Electron Ltd	488	82,318
		157,441
Software - 0.0%
Miroku Jyoho Service Co Ltd	500	6,155
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	3,592	79,136
Ricoh Co Ltd	1,600	18,349
Seiko Epson Corp	700	12,650
		110,135
TOTAL INFORMATION TECHNOLOGY		574,855

Materials - 1.0%
Chemicals - 0.9%
Asahi Kasei Corp	3,378	22,942
Mitsubishi Chemical Group Corp	400	2,043
Nitto Denko Corp	500	8,870
Shin-Etsu Chemical Co Ltd	3,323	103,020
Toray Industries Inc	1,769	12,275
		149,150
Metals & Mining - 0.1%
JFE Holdings Inc	678	7,841
Sumitomo Metal Mining Co Ltd	800	18,269
		26,110
TOTAL MATERIALS		175,260

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	300	8,487
TOTAL JAPAN		2,704,595
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd (a)	5,200	12,413
NETHERLANDS - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	9,123	33,012
Financials - 0.1%
Banks - 0.1%
ING Groep NV	1,099	18,266
Industrials - 1.2%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt	197	6,591
Electrical Equipment - 0.0%
TKH Group NV depository receipt	70	2,584
Professional Services - 0.8%
Wolters Kluwer NV	766	139,660
Trading Companies & Distributors - 0.4%
IMCD NV	424	66,594
TOTAL INDUSTRIALS		215,429

Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASM International NV	14	8,235
ASML Holding NV	545	403,171
BE Semiconductor Industries NV	110	14,230
		425,636
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	219	12,438
TOTAL NETHERLANDS		704,781
NEW ZEALAND - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Infratil Ltd	1,796	11,351
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (a)	53	5,965
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	3,694	12,210
TOTAL NEW ZEALAND		29,526
NORWAY - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	296	5,944
Orkla ASA	1,709	15,899
		21,843
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	2,156	51,925
Financials - 0.2%
Banks - 0.1%
DNB Bank ASA	737	15,679
Insurance - 0.1%
Gjensidige Forsikring ASA	746	15,304
TOTAL FINANCIALS		30,983

Industrials - 0.2%
Aerospace & Defense - 0.2%
Kongsberg Gruppen ASA	306	36,389
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	1,031	6,081
TOTAL NORWAY		147,221
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	2,196	36,753
SINGAPORE - 0.9%
Financials - 0.4%
Banks - 0.3%
United Overseas Bank Ltd	1,927	52,973
Capital Markets - 0.1%
Singapore Exchange Ltd	1,600	14,396
TOTAL FINANCIALS		67,369

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Keppel Ltd	8,796	43,696
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	718	16,256
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CapitaLand Investment Ltd/Singapore	12,133	21,843
TOTAL SINGAPORE		149,164
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	1,196	35,020
SPAIN - 1.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	553	40,731
Household Durables - 0.0%
Neinor Homes SA (b)(c)	137	2,396
Specialty Retail - 0.1%
Industria de Diseno Textil SA	216	11,725
TOTAL CONSUMER DISCRETIONARY		54,852

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	1,503	17,468
Financials - 1.0%
Banks - 1.0%
Banco de Sabadell SA	3,882	9,173
Banco Santander SA	20,309	104,074
Bankinter SA	1,781	15,210
CaixaBank SA	5,674	34,347
		162,804
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA (a)	316	16,155
ACS Actividades de Construccion y Servicios SA rights (a)	316	156
		16,311
Machinery - 0.0%
Fluidra SA	357	9,214
TOTAL INDUSTRIALS		25,525

Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	1,131	15,983
Redeia Corp SA	621	10,462
		26,445
TOTAL SPAIN		287,094
SWEDEN - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telia Co AB	4,268	12,560
Interactive Media & Services - 0.1%
Hemnet Group AB	459	15,292
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	827	9,200
TOTAL COMMUNICATION SERVICES		37,052

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Autoliv Inc	269	26,002
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)	161	12,351
TOTAL CONSUMER DISCRETIONARY		38,353

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	213	5,396
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	972	10,754
Capital Markets - 0.0%
EQT AB	298	9,799
TOTAL FINANCIALS		20,553

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	216	2,951
Industrials - 2.3%
Aerospace & Defense - 0.1%
INVISIO AB	692	20,596
Building Products - 0.3%
Assa Abloy AB B Shares	1,441	44,147
Machinery - 1.6%
Atlas Copco AB A Shares	10,335	172,654
Epiroc AB A Shares	2,908	55,416
Indutrade AB	1,377	38,052
Volvo AB A Shares	319	8,833
		274,955
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	1,460	42,716
Bergman & Beving AB B Shares	290	8,422
		51,138
TOTAL INDUSTRIALS		390,836

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	3,144	66,919
Materials - 0.5%
Metals & Mining - 0.3%
Boliden AB	1,694	50,938
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	1,966	27,093
TOTAL MATERIALS		78,031

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (a)	377	2,135
TOTAL SWEDEN		642,226
SWITZERLAND - 3.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	6	1,159
Financials - 1.3%
Banks - 0.0%
Banque Cantonale Vaudoise	76	7,677
Capital Markets - 0.3%
Partners Group Holding AG	33	50,474
Insurance - 1.0%
Swiss Life Holding AG	28	22,966
Zurich Insurance Group AG	244	147,855
		170,821
TOTAL FINANCIALS		228,972

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	63	22,080
Life Sciences Tools & Services - 0.2%
Lonza Group AG	35	22,367
Tecan Group AG	50	12,956
		35,323
TOTAL HEALTH CARE		57,403

Industrials - 1.5%
Building Products - 0.0%
Geberit AG	10	5,608
Electrical Equipment - 1.0%
ABB Ltd	2,873	156,442
Machinery - 0.3%
Schindler Holding AG	32	9,030
Schindler Holding AG	31	8,986
VAT Group AG (b)(c)	55	21,342
		39,358
Marine Transportation - 0.1%
Kuehne + Nagel International AG	113	25,758
Professional Services - 0.1%
SGS SA	114	11,080
TOTAL INDUSTRIALS		238,246

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	215	21,596
Materials - 0.3%
Chemicals - 0.2%
Clariant AG	201	2,269
Givaudan SA	7	30,644
		32,913
Containers & Packaging - 0.1%
SIG Group AG	1,237	27,001
TOTAL MATERIALS		59,914

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Swiss Prime Site AG	435	49,721
TOTAL SWITZERLAND		657,011
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	4,823	159,847
UNITED KINGDOM - 14.4%
Communication Services - 0.5%
Interactive Media & Services - 0.2%
Auto Trader Group PLC (b)(c)	2,314	22,538
Rightmove PLC	1,854	15,388
		37,926
Media - 0.3%
Informa PLC	4,240	45,548
TOTAL COMMUNICATION SERVICES		83,474

Consumer Discretionary - 3.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	837	3,364
Hotels, Restaurants & Leisure - 2.6%
Compass Group PLC	5,295	182,436
Flutter Entertainment PLC (United Kingdom) (a)	136	36,777
InterContinental Hotels Group PLC	610	81,338
InterContinental Hotels Group PLC ADR	1,000	134,721
On the Beach Group PLC (b)(c)	1,107	3,534
		438,806
Household Durables - 0.3%
Barratt Redrow PLC	8,791	49,649
Berkeley Group Holdings PLC	213	10,191
		59,840
Leisure Products - 0.1%
Games Workshop Group PLC	74	13,359
Specialty Retail - 0.1%
JD Sports Fashion PLC	5,218	5,766
Kingfisher PLC	5,959	18,104
		23,870
TOTAL CONSUMER DISCRETIONARY		539,239

Consumer Staples - 1.0%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	218	17,124
Diageo PLC	1,212	36,106
		53,230
Consumer Staples Distribution & Retail - 0.6%
J Sainsbury PLC	6,893	21,743
Marks & Spencer Group PLC	1,589	6,582
Tesco PLC	14,940	68,760
		97,085
Food Products - 0.0%
Premier Foods PLC	2,658	6,189
Personal Care Products - 0.1%
Unilever PLC	242	13,861
TOTAL CONSUMER STAPLES		170,365

Financials - 4.3%
Banks - 1.5%
Barclays PLC	5,993	21,964
HSBC Holdings PLC	8,217	85,820
Lloyds Banking Group PLC	90,808	69,819
NatWest Group PLC	1,966	10,482
Standard Chartered PLC	4,900	65,903
		253,988
Capital Markets - 2.2%
3i Group PLC	3,211	154,267
London Stock Exchange Group PLC	1,403	208,778
Petershill Partners PLC (b)(c)	2,289	7,847
Schroders PLC	3,910	17,162
		388,054
Insurance - 0.6%
Admiral Group PLC	336	11,261
Aviva PLC	5,139	32,751
Beazley PLC	2,656	27,597
Legal & General Group PLC	8,046	24,172
Sabre Insurance Group PLC (b)(c)	986	1,619
		97,400
TOTAL FINANCIALS		739,442

Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	748	105,001
Industrials - 3.9%
Aerospace & Defense - 1.6%
BAE Systems PLC	16,893	255,359
Melrose Industries PLC	1,933	14,697
		270,056
Industrial Conglomerates - 0.3%
DCC PLC	534	37,078
Smiths Group PLC	455	11,655
		48,733
Marine Transportation - 0.0%
Clarkson PLC	144	7,642
Professional Services - 1.5%
Intertek Group PLC	228	14,446
RELX PLC	4,929	244,757
		259,203
Trading Companies & Distributors - 0.5%
Ashtead Group PLC	84	5,526
Bunzl PLC	377	16,117
Diploma PLC	862	48,652
Howden Joinery Group PLC	1,847	18,790
RS GROUP PLC	565	4,557
		93,642
TOTAL INDUSTRIALS		679,276

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	899	33,919
Spectris PLC	1,272	47,883
		81,802
Software - 0.4%
Sage Group PLC/The	3,969	66,337
TOTAL INFORMATION TECHNOLOGY		148,139

Materials - 0.1%
Chemicals - 0.1%
Croda International PLC	248	10,215
Synthomer PLC (a)	22	43
		10,258
Metals & Mining - 0.0%
Hill & Smith PLC	380	9,395
TOTAL MATERIALS		19,653

Real Estate - 0.0%
Industrial REITs - 0.0%
Segro PLC	1,677	14,917
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	426	8,582
TOTAL UNITED KINGDOM		2,508,088
UNITED STATES - 10.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	183	8,750
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP PLC	2,248	11,630
Shell PLC	413	13,561
Shell PLC ADR	498	32,793
		57,984
Financials - 2.6%
Capital Markets - 1.2%
Moody's Corp	148	73,917
Morningstar Inc	24	7,887
S&P Global Inc	241	125,660
		207,464
Financial Services - 0.6%
Mastercard Inc Class A	47	26,105
Visa Inc Class A	273	93,312
		119,417
Insurance - 0.8%
Marsh & McLennan Cos Inc	439	95,210
Swiss Re AG	233	35,663
		130,873
TOTAL FINANCIALS		457,754

Health Care - 1.1%
Biotechnology - 0.0%
CSL Ltd	48	8,287
Health Care Equipment & Supplies - 0.5%
Alcon AG	906	83,283
Life Sciences Tools & Services - 0.1%
QIAGEN NV	271	12,059
Pharmaceuticals - 0.5%
GSK PLC	998	17,385
Novartis AG	337	35,277
Roche Holding AG	63	19,805
Roche Holding AG	45	14,991
		87,458
TOTAL HEALTH CARE		191,087

Industrials - 2.6%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	111	4,789
Electrical Equipment - 1.5%
GE Vernova Inc	208	77,559
Schneider Electric SE	692	175,508
		253,067
Professional Services - 0.8%
Experian PLC	2,944	145,021
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	271	48,923
TOTAL INDUSTRIALS		451,800

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (a)	55	20,404
Materials - 3.3%
Chemicals - 1.6%
Linde PLC	479	213,691
Sherwin-Williams Co/The	186	66,618
		280,309
Construction Materials - 1.7%
CRH PLC	2,943	291,446
TOTAL MATERIALS		571,755

TOTAL UNITED STATES		1,759,534
TOTAL COMMON STOCKS (Cost $14,924,188)		16,633,267

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG (Cost $11,660)	37	10,747

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $670,695)	4.37	670,561	670,695

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $15,606,543)	17,314,709
NET OTHER ASSETS (LIABILITIES) - 0.4% (d)	63,356
NET ASSETS - 100.0%	17,378,065

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Mar 2025	474,100	5,666	5,666

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,623 or 0.7% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $107,766 or 0.6% of net assets.

(d)	Includes $18,038 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	690,934	1,876,619	1,896,858	4,063	-	-	670,695	670,561	0.0%
Total	690,934	1,876,619	1,896,858	4,063	-	-	670,695	670,561

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.